Noncontrolling Interest (Noncontrolling Interest in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 684,612	$ 878,463
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	1,321	151,503
Sogou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 683,291	$ 726,960